Taxation - Schedule of valuation allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Balance as of January 1	¥ 1,116,479	¥ 998,146
Change of valuation allowance	(47,656)	118,333
Balance as of December 31	¥ 1,068,823	¥ 1,116,479